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Goldman Sachs MarketBeta International Equity ETF
Goldman Sachs MarketBeta International Equity ETF—Summary Ticker: GSID Stock Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Goldman Sachs MarketBeta International Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Developed Markets ex North America Large & Mid Cap Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Goldman Sachs MarketBeta International Equity ETF Goldman Sachs MarketBeta International Equity ETF
Management Fees	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%
Fee Waiver	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.20%
[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate for the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Goldman Sachs MarketBeta International Equity ETF | Goldman Sachs MarketBeta International Equity ETF | USD ($)	20	75

Portfolio Turnover
The Fund may pay transaction costs when it buys and sells securities or instruments (
i.e.
, “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the period since the commencement of operations on May 12, 2020 through the period ended August 31, 2020 was 1% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.
The Index is designed to measure the performance of equity securities of large and mid-capitalization issuers covering approximately the largest 85% of the free-float market capitalization in developed markets excluding North America. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.
As of December 11, 2020, the Index consisted of 964 securities with a market capitalization range of between approximately $1.7 billion and $325.9 billion, and an average market capitalization of approximately $22.6 billion from issuers in the following developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. Solactive AG (“Solactive” or the “Index Provider”) will generally deem an issuer to be located in a developed market country if it is organized under the laws of the developed market country and it is primarily listed in the developed market country; in the event that these factors point to more than one country, the Index methodology provides for consideration of certain additional factors. The Index is normally reconstituted on a semi-annual basis in May and November. New securities from initial public offerings are also added on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.
The Index is owned and calculated by Solactive.
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.

The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Calculation Methodology Risk.
  The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk.
  Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
Diversification Risk.
  The Fund is classified as “diversified” under the Investment Company Act. However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. This increased investment in fewer issuers may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Foreign Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses.  Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Geographic Risk.
If the Fund focuses its investments in issuers located in a particular country or geographic region, it will subject the Fund to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk.
  The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is no guarantee with respect to the accuracy, availability or timeliness of the production of the Index.
Industry Concentration Risk.
In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Japan Risk.
  The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
Large Shareholder Risk.
  Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (
i.e.
, a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX Exchange, Inc. (the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Market Trading Risk.
The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly,  in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. In addition, because liquidity in certain underlying securities may fluctuate, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs.  If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund’s Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen.
Mid-Cap Risk.
  Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk.
  GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tracking Error Risk.
  Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act, to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies,  or as a result of local market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
Valuation Risk.
  The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.  Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

Performance
As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund.

Updated performance information is available at no additional cost at

www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.